Reconciliation of changes in fair value measurement, assets (Details) - At fair value - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets available-for-sale, category [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	₩ 173,298	₩ 269,461
Changes in fair value measurement, assets
Effect of change in accounting policy	0	0
Acquisition	0	0
Reclassified category	0	(92,128)
Valuation	0	(6,201)
Disposal	0	0
Foreign currency translation	0	2,166
Ending balance	0	173,298
Financial assets at fair value through profit or loss, category [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	0	0
Changes in fair value measurement, assets
Effect of change in accounting policy	5,038	0
Acquisition	0	0
Reclassified category	0	0
Valuation	14	0
Disposal	0	0
Foreign currency translation	0	0
Ending balance	5,052	0
Financial assets at fair value through other comprehensive income [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	0	0
Changes in fair value measurement, assets
Effect of change in accounting policy	197,450	0
Acquisition	0	0
Reclassified category	0	0
Valuation	(11,744)	0
Disposal	(326)	0
Foreign currency translation	4,059	0
Ending balance	₩ 189,439	₩ 0